(LETTERHEAD OF NUVEEN INVESTMENTS)
   January 26, 2004


Securities and Exchange Commission
 450 Fifth Street, N.W.
 Washington, D.C.  20549-1004
 ATTN: Filing Desk, Stop 1-4


Re:    Nuveen Tax-Free Unit Trust, Series 1121
         SEC File No. 333-88533
         CIK No.      0001096400




Ladies/Gentlemen:




In accordance with the provisions of Rule 497(j) of Regulation C under the Securities Act of 1933 (the "Securities Act"), this letter serves to certify that the most recent post effective amendment to the registration statement on Form S-6 for the above-captioned Trust does not differ from that which would have been filed pursuant to Rule 497(b) of the Securities Act. Post effective Amendment No. 4, which was the most recent post effective Amendment to the Registration Statement, was filed electronically with the Commission on or about January 26, 2004.


Very truly yours,


NUVEEN INVESTMENTS, LLC




/s/ Gifford R. Zimmerman
     Gifford R. Zimmerman
     Managing Director